Long-Term Deposits	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LONG-TERM DEPOSITS

10. LONG-TERM DEPOSITS

Long-term deposits as of December 31, 2018 and 2017 consisted of:

	December 31, 2018	December 31, 2017

Rental deposits	$132,043	$20,092
Prepayments for equipment	3,285,135	1,737,664
	$3,417,178	$1,757,756